Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Schedule of Cash in the Consolidated Statements of Financial Position
	As of December 31, 2024	As of December 31, 2023
	USD	USD
Cash at banks	765,099	467,235
Cash in transit	71,808	-
Cash in the consolidated statements of financial position	836,907	467,235

Schedule of Cash in the Consolidated Statements of Cash Flows
	2024	2023
	USD	USD
Cash in the consolidated statements of cash flows	836,907	467,235